Intangible assets, airport concessions and goodwill - Net	12 Months Ended
Dec. 31, 2025
Intangible assets, airport concessions and goodwill - Net
Intangible assets, airport concessions and goodwill - Net

Note 9 - Intangible assets, airport concessions and goodwill:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Foreign currency
	01/01/2024		translation		Additions (*)		Transfers		12/31/2024
Concessions (Regulated Activity)	Ps.	58,504,094	Ps.	3,784,683	Ps.	245,120	Ps.	1,849,882	Ps.	64,383,779
Contracts assets		1,424,292		127,992		2,848,300		(1,849,882)		2,550,702
Contractor advance		214,245		20		1,191,928		—		1,406,193
Licences and ODC		472,764		—		87,897		—		560,661
Commercial Right’s (Unregulated Activity)		5,515,570		1,260,707		—		—		6,776,277
Goodwill		2,149,185		474,478		—		—		2,623,663
Accumulated amortization		(18,970,087)		(1,194,291)		(2,250,734)		—		(22,415,112)
	Ps.	49,310,063	Ps.	4,453,589	Ps.	2,122,511	Ps.	—	Ps.	55,886,163

			Foreign currency
	01/01/2025		translation		Additions (**)		Transfers		12/31/2025
Concessions (Regulated Activity)	Ps.	64,383,779	Ps.	(2,470,330)	Ps.	229,597	Ps.	2,337,379	Ps.	64,480,425
Contracts assets		2,550,702		(119,082)		7,350,308		(2,337,379)		7,444,549
Contractor advance		1,406,193		—		40,208		—		1,446,401
Licences and ODC		560,661		—		38,650		—		599,311
Commercial Right’s (Unregulated Activity)		6,776,277		(907,910)		—		—		5,868,367
Goodwill		2,623,663		(351,445)		672,538		—		2,944,756
Accumulated amortization		(22,415,112)		826,570		(3,172,318)		—		(24,760,860)
	Ps.	55,886,163	Ps.	(3,022,197)	Ps.	5,158,983	Ps.	—	Ps.	58,022,949
(1)	Includes amortization for concessions as of December 31, 2024 and 2025 for Ps. 20,233,758 and Ps. 22,389,237, respectively.

(*)

Within the most significant additions in 2024 are: a) the expansion works of terminal building 1 at Cancun Airport with an amount of Ps.913,765; b) expansion of terminal building 4 at Cancun Airport for Ps.350,430; c) expansion of Villahermosa Airport for Ps.70,547; d) in Aerostar, the most significant works are those that continue to be carried out for the expansion of terminal “D” for Ps.218,057; and e) expansion in the rest of the Group’s airports for Ps.297,083, which have been completed and transferred to the concessions line (regulated). The remainder of the additions corresponds to works that are in the process of being finalized related to the expansion of terminal 1 at Cancun Airport, for an amount of Ps.510,418, and terminal “D” in Puerto Rico, for an amount of Ps.280,213.

(**)

Within the most significant additions in 2025 are: Mexico a) mainly the expansion works of Terminal 1 building at Cancún Airport, amounting to Ps.1,570,500; b) expansion of Terminal 4 building at Cancún Airport for Ps.1,308,600; c) expansion of Oaxaca Airport for Ps.492,400; d) expansion of Cozumel Airport for Ps.140,600 e) at Aerostar, the most significant works include improvements to the main parking lot, flight information service, and security system for an amount of Ps.329,645.

The consolidated expense for amortization of intangibles related to concessions were Ps. 2,008,470, Ps.2,250,734, and Ps.3,172,318 in 2023, 2024 and 2025 and has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Aerostar of Ps.154,282, Ps.189,547 and Ps.164,151, for 2023, 2024 and 2025 respectively, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps. 86,509, Ps.106,282 and Ps.318,386 for 2023, 2024 and 2025, respectively. During 2025, the Administration reviewed Airplan’s intangible asset based on a change in the accounting estimate of the concession’s life due to its regulated component. The expected useful life of the intangible asset was adjusted, and it is now estimated to end in 2027, earlier than originally anticipated. This component will be amortized on an accelerated basis until 2027, reflecting the complete extinction of the benefits associated with the regulated revenue. See Note 21.2.

The amortization expense of the Mexican concession by Ps.986,520 in 2023, Ps.1,101,228 in 2024 and Ps.1,161,654 in 2025 has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps.444,925 in 2023, Ps.480,006 in 2024 and Ps.536,012 in 2025 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.281,976 in 2023, Ps.311,576 in 2024 and Ps.913,817 in 2025 has been charged to the cost of aeronautical and non - aeronautical services.

The expense for amortizing licenses and ODC by Ps.54,259 in 2023, Ps.62,095 in 2024 and Ps.78,298 in 2025 has been charged to administrative expenses.

9.1) Impairment testing of intangible assets, airport concessions and goodwill

The Company reviews the performance of business in the countries where subsidiaries operate, considering three CGUs per country of operation.

At Aerostar and Airplan, the required annual impairment tests were performed on the goodwill value, which as of December 31, 2024 and 2025, is Ps.2,623,663 and Ps.3,895,647, respectively. The goodwill balance of the ASUR Airports Business Unit as of December 31, 2025, is Ps.672,538.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned.

The following is a summary of the allocation of goodwill:

	December 31,
	2024		2025
Aerostar	Ps.	993,040	Ps.	859,989
Airplan		1,630,623		1,412,229
ASUR Aiports (Note 1.1)		—		672,538
	Ps.	2,623,663	Ps.	2,944,756

Methodology:

Pursuant to IAS 36 methods applied to the 2024 and 2025 calculation, Management determines the recoverable value by the fair value less costs of disposal. The Company used this method for all its CGUs. To determine the fair value less costs of disposal the discounted cash flow projections approved by Management are used covering a period of 28 years in 2024 and 27 years in 2025, respectively, in the case of Aerostar and 8 years in 2024 and 2 years in 2025, respectively, in the case of Airplan, which correspond to the remaining years of the airport concessions, with respect to the lease term used for ASUR Airports’ contracts, a period of 19 years was applied for all Terminals.

For 2024 and 2025, the Company uses as a valuation technique to estimate the recoverable amount, by the traditional approach. This approach consists of using a “single” set of estimated cash flows and a single discount rate. Uncertainties are reflected through the risk premium included in the discount rate.

The calculations use cash flow projections that are based on financial budgets and business plans prepared by management and approved by the board of directors. Budgets and business plans are updated to reflect the most recent developments as of the reporting date. Management’s expectations reflect performance to date and are based on its experience in times of recession and are consistent with assumptions a market participant would make. The calculations are based on studies carried out by independent third parties specialized in the aeronautical industry.

The assumptions used to estimate the recoverable amount are consistent with assumptions made by a market participant. For each CGU, the key assumptions for the base scenario were the following during 2024 and 2025.

	2024		2025
	Airplan	Aerostar	Airplan	Aerostar	ASUR Aiports
Discount rate	15.21%	11.60%	14.61%	11.10%	7.75%
Average growth rate of passengers in the period after the recovery of passengers by each GCU	3.94%	4.56%	5.64%	2.52%	4.52%
Passengers growth rate in the recovery period of each CGU	2.22%	2.94%	2.36%	2.69%	2.20%
Average inflation growth rate					2.50%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3	3

Management has determined the values assigned to each of the above key assumptions as follows:

2024 and 2025

Assumption	Approach used to determine values

Discount rate	The after-tax discount rate was used from information of listed companies of the industry where each CGU operates.

Average growth rate for operating costs and expenses.	Average growth rate during the concession period, which is based on the latest period and projected inflation trends.

Growth rate of departing passengers.	Weighted average growth rate of departing passengers during the concession period aligned with operating and financial growth under a recovered economic environment in terms of passenger traffic.

For the year 2024, if the discount rate applied to the cash flow projections of each of the CGUs, would have been at +1% or -1% the cash flow projections would have had an effect of an impairment of Ps.960,476 and and excess of Ps.3,672,552 in Aerostar, respectively, and an excess of Ps.210,515 and Ps.347,469 in Airplan respectively.

For the year 2025, if the discount rate applied to the cash flow projections of each of the CGUs, would have been at +1% or -1% the cash flow projections would have had an effect of an excess of Ps.159,893 and Ps.4,146,078 in Aerostar respectively and an excess of Ps.302,022 and Ps.413,174 in Airplan respectively. The recoverable amount of these CGUs would equal their carrying amount if the key assumptions changed as follows: the discount rate would change from 11.10% to 12.01% for Aerostar and from 14.61% to 22.04% for Airplan.

9.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a.	The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. (See Note 17.b).
b.	The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations and is subject to statutory oversight by the SCT. The concession holder shall pay a DUAC of 9% of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions as required by the applicable law. DUAC is presented in the consolidated income statement under “Cost of aeronautical services”. (See Note 4).
c.	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.
d.	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.
e.	The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.
f.	Revenues resulting from the concession are regulated and subject to a review process. See (Note 20.1.3).
g.	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, for example, airport facilities that are under the supervision of the port authority in Puerto Rico or internal or external security in certain areas and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities grant Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2.5 million per year for the first five years after the first five years, the authority establishes a payment of “Annual Authority Income Share”, consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the 30th year. From year 31st to 40th, this amount will increase to 10% of the airport’s gross revenues.

Airplan:

The object of the concession contract is the granting by the Civil Aeronautics of Colombia and in favor of Airplan of the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas, Los Garzones, and Olaya Herrera.

The term of execution of the contract extends from the date of signing of the act of commencement of execution (May 15, 2008) and until the date on which one of any of the following events occurs:

●	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of execution of the certificate of commencement of execution.
●	That 25 years have elapsed since the date of execution start certificate regardless of whether, for the time being, regulated revenues generated have not matched the value of the expected regulated revenues.
●	If the regulated income generated equals the expected regulated revenue before 15 years have elapsed from the date of execution of the certificate of commencement of execution, the duration of execution of the certificate of commencement of execution and during this term the concessionaire must execute all the obligations under his charge under the concession contract.

For purposes of the regulated revenue expected as defined in the concession contract, it must be taken into consideration that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan.

The concessionaire is obliged, with the grantor to pay, during the period of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the Contract and at their own risk.

The determination of the economic useful life of the intangible is subject to the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has. See Note 21.2 Useful life of the Airplan concession.

Contract of Trustee

For the administration of the resources of the Concession and the payment of the obligations in charge of the Concessionaire Airplan, it was forced to constitute a trust, to which it transfers all of its gross income received and all the resources of debt and capital that it obtains for the execution of the Concession.

The Trustee will maintain, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the Concessionaire itself with charge to any of the accounts of the trust. The foregoing without prejudice to understand that the assignment of regulated income and non - regulated income that this agreement makes the Concession is made in favor of the Concessionaire and not the trust and that the debt and capital resources obtained by the Concessionaire should be adequately recorded as such in its own accounting and not in the Trust, since it is constituted solely for purposes of the administration of resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term will be the maximum authorized by Colombian commercial laws.